June 13, 2006

VIA EDGAR

The United States Securities
and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Subject:    Multi-Flex Variable Account
  Nationwide Life Insurance Company
  SEC File No. 2-75174
  CIK No. 0000356723

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”) and on behalf of the Multi-Flex Variable Account (the “Variable Account”) and Nationwide Life Insurance Company, we certify that the form of the prospectus which would have been filed under paragraphs (b) and (c) under Rule 497 does not differ from the form of the Prospectus contained in Post Effective Amendment No. 38 to the Registration Statement for the Company and the Variable Account which will become effective June 9, 2006.

Please contact the undersigned at (614) 249-0293 with any questions regarding this filing.

Very truly yours,

NATIONWIDE LIFE INSURANCE COMPANY

/s/  PAIGE L. RYAN
Paige L. Ryan
Assistant General Counsel

cc: file